PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 — PROPERTY AND EQUIPMENT

	December 31
	2019	2020
Cost:
Laboratory equipment	$3,242	$3,644
Office equipment and furniture	265	265
Computers and software	490	530
Leasehold improvements	1,946	1,953
	5,943	6,392
Less:
Accumulated depreciation and amortization	(3,629)	(4,575)
Property and equipment, net	$2,314	$1,817

Depreciation and amortization expense totaled $762, $887 and 946$ for the years ended December 31, 2018, 2019 and 2020, respectively.